Related Party Disclosure (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 18, 2022	Jul. 31, 2022	Jul. 31, 2021
Disclosure of transactions between related parties [line items]
Non cash share-based compensation		$ 3,975	$ 0
Gain on sale of interest in BCI		$ 9,127	0
Belleville Complex Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in related party		25.00%
Percentage of ownership interest owned by directors		75.00%
Percentage of ownership in related party sold	25.00%
Proceeds from sale of interest in related party	$ 10,111
Description of lease transaction		The Company previously leased the facility as a 15-year anchor tenant from a related party
Carrying value for interest on joint venture			0
Carrying value of interest in related party sold		$ 984
Gain on sale of interest in BCI		9,127
Lease and operating expenses		$ 5,436	$ 5,369
Truss Limited Partnership ("Truss LP")
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate		42.50%	42.50%
Raw materials purchased		$ 912	$ 7,624
Truss Limited Partnership New Arrangement
Disclosure of transactions between related parties [line items]
Raw materials purchased		$ 14,308	$ 0